Equity - Schedule of Appropriated and Unappropriated Retained Earnings (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2022 USD ($)
Retained earnings [abstract]
Legal reserves	[1]	₩ 839,235	₩ 695,347
Voluntary reserves		982,000	982,000
Unappropriated retained earnings	[2]	26,625,278	23,995,468
Total		28,446,513	25,672,815	$ 22,573,373
Retained Earnings Restricted For Dividend At Subsidiaries Level Pursuant To Law And Regulations		₩ 4,355,734	₩ 4,116,579
Description Of Nature And Purpose Of Legal Reserves Within Equity		With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.

[1]	With respect to the allocation of net profit earned in a fiscal term, the Parent Company must set aside in its legal reserve an amount equal to at least 10% of its profit after tax as reported in the financial statements, each time it pays dividends on its net profits earned until its legal reserve reaches the aggregate amount of its paid-in capital in accordance with Article 53 of the Financial Holding Company Act. This reserve is not available for the payment of cash dividends, but may be transferred to share capital, or used to reduce accumulated deficit.
[2]	The regulatory reserve for credit losses the Group appropriated in retained earnings is ￦ 4,116,579 million and ￦ 4,355,734 million for the years ended December 31, 2021 and 2022, respectively..